CONSOLIDATED STATEMENTS OF OPERATIONS (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Solar modules to third parties	3,709,335	2,510,563	82,649
Solar cells and other products to third parties	6,151,136	8,023,938	3,283,806
Solar cells and other products to related parties	71,671	160,413	5,206
Engineering, procurement and construction to third parties	146,444
Solar products processing to third parties	654,268	1,065,866	406,892
Total revenues	10,732,854	11,760,780	3,778,553
Cost of revenues
Solar modules to third parties	(3,427,801)	(2,221,536)	(90,671)
Solar cells and other products to third parties	(6,170,760)	(6,357,798)	(2,980,821)
Solar cells and other products to related parties	(71,900)	(127,104)	(4,726)
Engineering, procurement and construction to third parties	(108,351)
Solar products processing to third parties	(492,709)	(507,956)	(220,284)
Total cost of revenues	(10,271,521)	(9,214,394)	(3,296,502)
Gross profit	461,333	2,546,386	482,051
Selling, general and administrative expenses	(509,832)	(457,815)	(325,243)
Research and development expense	(68,948)	(63,816)	(45,101)
Impairment loss on property, plant and equipment	(303,068)	(47,286)	(18,010)
Total operating expenses	(881,848)	(568,917)	(388,354)
Income/(loss) from continuing operations	(420,515)	1,977,469	93,697
Change in fair value of derivatives	84,874	74,528	(49,071)
Convertible notes buyback (loss)/gain	4,312		(24,156)
Interest expense	(373,710)	(221,209)	(231,487)
Interest income	25,868	12,810	11,964
Foreign exchange gain/(loss)	(69,027)	(74,429)	4,629
Loss for equity investment in a joint venture	(1,800)
Investment loss			(2,277)
Other income, net	235,723	258,719	7,786
(Loss)/income from continuing operations before income taxes	(514,275)	2,027,888	(188,915)
Income tax expense	(57,823)	(252,707)	(7,999)
(Loss)/income from continuing operations	(572,098)	1,775,181	(196,914)
Income/(loss) from discontinued operations, net of tax		(19,830)	3,415
Gain from sales of discontinued operations, net of tax	7,753
Net (loss)/income attributable to ordinary shareholders	(564,345)	1,755,351	(193,499)
Net (loss)/income per share from continuing operations:
Basic (in CNY per share)	(3.42)	10.90	(1.22)
Diluted (in CNY per share)	(3.42)	10.72	(1.22)
Net income/(loss) per share from discontinued operations:
Basic (in CNY per share)	0.04	(0.12)	0.02
Diluted (in CNY per share)	0.04	(0.12)	0.02
Net (loss)/income per share:
Basic (in CNY per share)	(3.38)	10.78	(1.20)
Diluted (in CNY per share)	(3.38)	10.61	(1.20)
Weighted average number of shares outstanding:
Basic (in shares)	167,101,076	162,900,657	161,643,312
Diluted (in shares)	167,101,076	171,116,684	161,643,312